Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Inventories
Crude oil	$ 136,722	$ 156,473	$ 46,156
Natural gas liquids:
Propane	207,694	85,159	45,428
Butane	84,822	15,106
Other	11,390	14,490
Butane	27,091	3,945
Refined products:
Gasoline	219,111	15,597
Diesel	214,567	7,298
Other	11,390	14,490
Other	3,675	314
Renewables	36,517	11,778
Inventories	$ 941,589	$ 310,160	$ 126,895